Shareholder Report, Holdings (Details) - C000152054	Jun. 30, 2024
United States Treasury Notes_3.875__BNY-91282CHT1
Holdings [Line Items]
Percent of Net Asset Value	30.20%
United States Treasury Bonds_3.0__BNY-912810TJ7
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Federal Home Loan Banks_4.875__BNY-3130ATVD6
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Uniform Mortgage-Backed Securities_4.0__BNY-31418ED80
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Uniform Mortgage-Backed Securities_4.5__BNY-31418EHK9
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Uniform Mortgage-Backed Securities_5.0__BNY-31418EKU3
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Ginnie Mae_5.5__BNY-36179X2L9
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Ginnie Mae_5.5__BNY-36179YHS6
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Ginnie Mae_5.5__BNY-36179YFL3
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Uniform Mortgage-Backed Securities_5.0__BNY-3132DWGG2
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	2.70%
U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	45.10%
U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	47.90%